Balance Sheet Details	12 Months Ended
Jul. 31, 2014
Balance Sheet Details [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2014	2013
Raw materials	$102,000	$70,000
Finished goods	147,000	295,000
	$249,000	$365,000

During the fiscal year ended July 31, 2014, we established a reserve of $128,000 for slow moving finished goods inventory that was manufactured in prior years.  During the fiscal year ended July 31, 2013, we established an inventory reserve of $347,000. The majority of the reserve related to components such as, plastic bottles, spray triggers, miscellaneous plastics, and numerous corrugated cardboard configurations.

In addition, during the fiscal year ended July 31, 2014, we received $20,000 from the sale of inventory which was previously reserved during the fiscal year ended July 31, 2013. During the fiscal year ended July 31, 2013, we received $58,000 from the sale of silver held in inventory. At the time of sale, the silver had a book value of $40,000. The $20,000 gain on sale of inventory sold during the current fiscal year and the $18,000 gain on sale of silver sold during the prior fiscal year is reflected in the other income (expense) section of the consolidated statement of operations.

Property, plant, and equipment consist of the following:

	July 31,
	2014	2013
Computers and equipment	$508,000	$921,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
	1,151,000	1,564,000
Less accumulated depreciation	(1,115,000)	(1,418,000)
	$36,000	$146,000

Depreciation expense was $71,000 and $123,000 for the years ended July 31, 2014 and 2013, respectively.

Patents consist of the following:

	July 31,
	2014	2013
Patents	$3,482,000	$3,389,000
Less accumulated amortization	(2,137,000)	(1,959,000)
	$1,345,000	$1,430,000

Due to the significant changes in our strategic business objectives and utilization of our assets, we have determined cost associated with the pending patent applications in numerous foreign geographic locations have been impaired.  As a result, during the year ended July 31, 2013, we reduced the carrying value of our patents and recorded a $551,000 patent impairment.  There were no patent impairments during our fiscal year ended July 31, 2014.

Patent amortization expense was $177,000 and $188,000 for the years ended July 31, 2014 and 2013, respectively. At July 31, 2014, the weighted average remaining amortization period for all patents was approximately eight years. The annual patent amortization expense for the next five years is estimated to be approximately $183,000 per year.